Retirement Benefit Plans - Summary of Net Assets Recognised (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	£ (7,634)	£ (7,933)
Fair value of scheme assets	8,607	8,958
Net defined benefit assets	£ 973	£ 1,025